Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations
Schedule of assets and liabilities acquired for business combination
Phidelis and MVP
Current assets
Cash and cash equivalents	379
Trade receivables	196
Taxes recoverable	6
Total current assets	581
Non-current assets
Property and equipment	72
Total non-current assets	72
Total Assets	653

Current liabilities
Salaries and social contributions	20
Taxes payable	50
Income tax and social contribution payable	80
Other liabilities	14
Total current liabilities	164
Total liabilities	164
Net assets	489

Acquisition Price	16,407
Goodwill	15,918

Business combinations
Business Combinations
Schedule of assets and liabilities acquired for business combination
	SEL	Redação Nota 1000	EMME	De Gouges	Total
Current assets
Cash and cash equivalents	1,461	525	637	16,439	19,062
Trade receivables (vi)	-	1,327	1,082	18,190	20,598
Inventories (iv)	-	-	-	4,534	4,534
Prepayments	-	-	14	83	97
Taxes recoverable	-	-	9	1,947	1,956
Other receivables	180	-	-	12	192
Total current assets	1,641	1,852	1,742	41,204	46,439
Non-current assets
Property, plant and equipment	611	-	128	1,272	2,011
Other intangible assets	-	1,099	1	38	1,138
Intangible assets - Customer Portfolio (ii)	18,783	-	-	64,806	83,589
Intangible assets - Trade agreement (iii)	-	-	-	247,622	247,622
Intangible assets - Software (v)	1,296	5,692	4,048	-	11,036
Total non-current assets	20,690	6,791	4,177	313,738	345,396
Total Assets	22,331	8,643	5,919	354,942	391,835

Current liabilities
Suppliers	-	180	13	1,107	1,300
Salaries and social contributions	1	124	600	2,871	3,596
Taxes payable	17	207	102	-	326
Income tax and social contribution payable	33	-	-	5,232	5,265
Provision for trade discount	-	-	-	15,000	15,000
Other liabilities	-	1,673	2	25	1,700
Total current liabilities	51	2,184	717	24,235	27,187
Non-current liabilities
Provision for tax, civil and labor risk	-	-	-	1,231	1,231
Provision for trade discount	-	-	-	47,234	47,234
Total non-current liabilities	-	-	-	48,465	48,465
Total liabilities	51	2,184	717	72,699	75,651
Net identifiable assets at fair value (A)	22,280	6,459	5,202	282,242	316,183
Total Consideration transferred (B)	65,000	11,387	15,317	611,554	703,257
Goodwill (B – A) (i)	42,720	4,928	10,115	329,312	387,074

(i) Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.

(ii) As a result of purchase price allocation, the Company identified R$ 18,783, customer portfolio (“SESI”), and R$ 64,806, customer portfolio (“De Gouges”) based on customer portfolio receivables expectation around 8% per year. See Note 13.

(iii) As a result of the purchase price allocation, the Company identified R$ 247,622, a commercial agreement (“Eleva Holding”), which corresponds to the sale of teaching material from "De Gouges" to partner schools of "Eleva Holding" within 10 years, with an estimated sales rate of 10% per year.

(iv) As a result of the purchase price allocation, the Company identified R$ 4,534 in inventories (“De Gouges”), based on the expectation of sales of this inventory at around 33% per year.

(v) As a result of purchase price allocation, the Company identified R$ 11,036, Educational Software applied in the “SESI” learning system, Writing Correction Software for Education System “Redação Nota 1000” and software that produces digital marketing material solutions for schools “EMME”, all of them based on relief from royalties’ criteria (RIR) and each acquisition with its corresponding rate of net revenue by investment. see Note 13.

(vi) Accounts receivable from customers comprise gross contractual amounts due of R$24,344, of which R$3,746 were uncollectible on the acquisition date. See Note 10e.

	Pluri	Mind Makers	Meritt	Total
Current assets
Cash and cash equivalents	1,820	528	894	3,242
Trade receivables	1,687	3,303	-	4,990
Inventories	9,858	-	-	9,858
Inventories - added value (iv)	5,480	-	-	5,480
Prepayments	695	62	-	757
Taxes recoverable	746	2	4	752
Other receivables	2,905	-	-	2,905
Total current assets	23,191	3,895	898	27,984
Non-current assets
Property, plant and equipment	122	89	-	211
Other intangible assets	1,340	-	-	1,340
Intangible assets - Customer Portfolio (iii)	4,625	-	-	4,625
Intangible assets - Trademarks (ii)	-	16,060	-	16,060
Total non-current assets	6,087	16,149	-	22,236
Total Assets	29,278	20,044	898	50,220

Current liabilities
Suppliers	10,205	26	-	10,231
Salaries and social contributions	190	120	2	312
Taxes payable	13	10	10	33
Income tax and social contribution payable	298	80	-	378
Contractual obligations and deferred income	322	267	-	589
Total current liabilities	11,028	503	12	11,543
Non-current liabilities
Bonds and Financing	-	998	-	998
Other liabilities	364	-	-	364
Total non-current liabilities	364	998	-	1,362
Total liabilities	11,392	1,501	12	12,905
Net identifieable assets at fair value (A)	17,886	18,543	886	37,315
Total of Consideration transferred (B)	27,706	23,621	7,530	58,857
Goodwill (B – A) (i)	9,820	5,078	6,644	21,542

(i) Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.

(ii) Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated considering the contractual customer relationships existing on the acquisition date; royalty fees of 7.2% were used based on the market rates of companies with similar activities as the Company, which represents a market rate; finally, the discount rate (Weighted Average Cost of Capital (“WACC”)) used was 0.22% p.a.

(iii) The following assumptions were used to determine the customer portfolios: an average contract termination period of eight years and seven months; a nominal discount rate of 12.6% p.a. was used, which is equivalent to the WACC plus an additional risk premium of 0.07.

(iv) Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of the Company’s business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.